                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR


             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-10307


            NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS
               (Exact name of Registrant as specified in charter)

                     51 Madison Avenue, New York, NY 10010
              (Address of principal executive offices) (Zip code)

     Robert Anselmi; John K. Forst, 169 Lackawanna Av. Parsippany, NJ 07054
                    (Name and address of agent for service)

Registrant's telephone number, including area code:    (973) 394-4448

Date of fiscal year end:     10/31/03

Date of reporting period:    11/01/02-04/30/03

                                   FORM N-CSR

                                   FORM N-CSR


ITEM 1.     REPORTS TO STOCKHOLDERS.

                  [INSERT REPORT HERE]

                               Semiannual Report

                                             NEW YORK LIFE INVESTMENT MANAGEMENT
                                             INSTITUTIONAL FUNDS

                                       APRIL 30, 2003 UNAUDITED

                                             Prime Cash Fund




























                                  (NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)

                              Table of Contents
                              CHAIRMAN'S LETTER                                2

                              PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS     3

                              FUND FINANCIAL STATEMENTS
                              Prime Cash Fund                                  5

                              NOTES TO FINANCIAL STATEMENTS
                              Note 1 Organization and Business                12
                              Note 2 Significant Accounting Policies          12
                              Note 3 Fees and Related Party Policies          13
                              Note 4 Capital Share Transactions               15

CHAIRMAN'S LETTER
--------------------------------------------------------------------------------

Report to shareholders for the period
November 1, 2002, through April 30, 2003

During the six months ended April 30, 2003, U.S. stock and bond markets generally provided positive returns. That was particularly good news for domestic equity investors who had experienced progressive declines since the third quarter of 2000.

The Federal Reserve lowered the targeted federal funds rate by 50 basis points in early November 2002 to a low 1.25%. Following the rate cut, yields on most short-term securities declined.

During the remainder of the six-month reporting period, the financial markets had to contend with a number of geopolitical risks, including steadily increasing tensions over the possibility--and later, the eventuality--of military conflict in Iraq. Business spending and hiring remained at subdued levels during the reporting period, perhaps as a result of oil premiums and geopolitical uncertainty. Even so, the U.S. economy continued to advance, with real gross domestic product growing at a modest pace in the fourth quarter of 2002 and, according to preliminary estimates by the Bureau of Economic Analysis, picking up slightly in the first quarter of 2003.

Institutional money market funds saw a substantial inflow of cash in November 2002 but experienced smaller outflows in each of the remaining five months of the reporting period. From November 2002 through April 2003, however, the net new cash flow was positive, with institutional money market funds seeing an inflow of approximately $8.15 billion.

The report that follows describes the market conditions, securities, and portfolio management decisions that affected the performance of New York Life Investment Management Institutional Prime Cash Fund for the six months ended April 30, 2003.

As we look to the future, we remain confident that the Fund will continue to provide high-quality, liquidity, and stability of principal appropriate to the needs of a wide range of institutional investors. We look forward to providing institutional money management services to your organization for many years to come.

Sincerely,

/s/ STEPHEN C. ROUSSIN

Stephen C. Roussin
May 2003

New York Life Investment Management
Institutional Funds
--------------------------------------------------------------------------------

ECONOMIC REVIEW

During the six months ended April 30, 2003, several factors influenced the money markets. Perhaps the most remarkable came on November 6, 2003, when the Federal Reserve lowered the targeted federal funds rate by 50 basis points to 1.25%. Following this move, the Fed allowed interest rates to fluctuate with natural market forces through the end of April 2003.

Reflecting the Federal Reserve action, yields on short-term securities generally declined from October 31, 2002, to the end of April 2003. Certificates of deposit and short corporate bonds saw relatively modest yield variations over the course of the reporting period with the short end of the yield curve remaining relatively flat as measured by the difference between 12-month LIBOR(1) and 1-month LIBOR.

Despite modest growth in gross domestic product, the economic environment remained relatively uncertain during the reporting period. Production and employment figures were generally disappointing, but productivity appeared to be growing. As geopolitical tensions began to soften in the latter portion of the reporting period, oil prices declined, consumer confidence increased, and debt and equity markets generally strengthened.

PERFORMANCE REVIEW

-------------------------------------------------------------
   NEW YORK LIFE INVESTMENT     CURRENT  EFFECTIVE  WEIGHTED
MANAGEMENT INSTITUTIONAL FUNDS   7-DAY     7-DAY     AVERAGE
    (AS OF APRIL 30, 2003)       YIELD     YIELD    MATURITY
-------------------------------------------------------------
 Prime Cash Fund
  Institutional Class shares     1.26%     1.27%     43 days
-------------------------------------------------------------
 Prime Cash Fund Service Class
  shares                         1.01%     1.02%     43 days
-------------------------------------------------------------

Past performance is no guarantee of future results and yields will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Performance tables do not reflect the deduction of taxes that a shareholder would pay on distributions or Fund-share redemptions. Yields shown reflect certain fee waivers. Had these fee waivers not been in effect, results would have been lower.

INVESTMENT STRATEGIES

The relatively flat yield curve, as measured by the difference between 12-month and 1-month LIBOR, made it somewhat difficult to find value in securities with maturities longer than six months. As of November 1, 2002, the difference in yield between six-month and one-year Treasuries(2) was just four basis points, and at the end of the reporting period the same spread was just seven basis points.

In our view, however, the greatest potential risk to the Fund's returns rested in the possibility of lower short-term interest rates. For this reason, we continued to sprinkle the portfolio with longer-dated securities so that the Fund would be slower to react to interest rate changes. The weighted average maturity during most of the reporting period was over 50 days, close to the Fund's allowable maximum of 60 days. At the end of the reporting period, the weighted average maturity of the portfolio was slightly lower at 43 days.

The Fund sought to keep its duration on the longer side throughout the reporting period. This was accomplished by purchasing longer-dated paper in short corporates, callable agency securities, and coupon Treasuries. These purchases made a positive contribution to the Fund's performance by helping the Fund's yield lag the overall market trend toward lower rates.

--------------------------------------------------------------------------------
1 The London interbank offered rate (LIBOR) is a floating interest rate that is widely used as a base rate in bank, corporate, and government lending agreements.

2 Yields on actively traded issues adjusted to constant maturities. Source: U.S.
  Treasury.

--------------------------------------------------------------------------------

Among fixed-rate short corporate securities, significant purchases included issues from Pepsi Bottling, Abbott Labs, and Procter & Gamble. Significant asset-backed securities held by the Fund included issues by Volkswagen, Nissan, and World Omni--all of which were backed by auto loans.

Over the six-month period, the Fund continued to find value in the short corporate sector and the asset-backed securities sector. We also added substantially to the Fund's floating-rate note position, primarily with floaters based off the federal funds index. Among the significant floating rate notes we added were issues from General Electric, American Express, and National City Bank. These securities offered attractive yields in light of a yield curve that remained relatively flat. Since we can book these securities to their "reset dates," the daily resets allow us to book the securities as a one-day maturity. This shorter maturity is a solid complement to the callable agency securities we purchased for the Fund. The callable agencies must be booked to their maturity dates--typically 13 months at the time of purchase.

During the reporting period, the Fund also purchased certificates of deposit from various issuers. Significant CD purchases included issues from Northern Trust Company, State Street Bank & Trust Company, and SunTrust Bank. The Fund seeks to hold securities until maturity unless there are compelling reasons to sell. As a result, there were no significant sales in the portfolio.

SECTOR WEIGHTINGS

During the six-month reporting period, the Fund significantly increased its exposure to floating-rate securities and fixed-rate corporate notes. There were no significantly overweighted or underweighted sector or industry positions in the portfolio during the six months ended April 30, 2003.

LOOKING AHEAD

The market uncertainty that accompanied the war in Iraq appears to be abating, but several economic issues remain unresolved. At the end of April 2003, the United States faced a large budget deficit, Congress was considering tax-relief proposals, and although consumer confidence had improved, unemployment was still a concern. During the next few months, we expect the money markets to remain relatively quiet. In our opinion, however, the risks appear to still be slanted toward a weaker economy and lower short-term interest rates.

Whatever the markets or the economy may bring, the Fund will continue to seek a high level of current income while preserving capital and maintaining liquidity.

MARK C. BOYCE
DAVID E. CLEMENT, CFA
Portfolio Managers

New York Life Investment Management LLC

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

PRIME CASH FUND
PORTFOLIO OF INVESTMENTS
April 30, 2003 (Unaudited)


SHORT-TERM INVESTMENTS (100.0%)+
                              PRINCIPAL          AMORTIZED
                                AMOUNT              COST
                             -----------------------------
INVESTMENT IN SECURITIES (82.9%)
ASSET-BACKED SECURITIES (1.9%)
Capital One Prime Auto
 Receivables Trust
 Series 2003-1, Class A1
 1.259%, due 3/15/04 (a)...  $  5,000,000      $    5,000,000
M&I Auto Loan Trust
 Series 2002-1, Class A1
 1.77%, due 10/20/03 (a)...       535,529             535,529
Nissan Auto Lease Trust
 Series 2002-A, Class A1
 1.40%, due 11/17/03 (a)...     3,392,238           3,392,238
Regions Auto Receivables
 Trust
 Series 2002-1, Class A1
 1.435%, due 12/15/03 (a)..     4,265,272           4,265,272
USAA Auto Owner Trust
 Series 2002-1, Class A1
 1.789%, due 10/15/03 (a)..       487,119             487,119
Volkswagen Auto
 Lease Trust
 Series 2002-A, Class A1
 1.385%, due 11/20/03 (a)..     2,184,269           2,184,269
Whole Auto Loan Trust
 Series 2002-1, Class A1
 1.42%, due 12/15/03 (a)...     3,469,781           3,469,781
World Omni Auto Receivables
 Trust
 Series 2003-A, Class A1
 1.30%, due 3/14/04 (a)....     5,154,867           5,154,867
                                               --------------
                                                   24,489,075
                                               --------------
BANK NOTES (3.8%)
Bank One
 1.22%, due 6/4/03 (a).....    25,000,000          25,000,000
LaSalle Bank N.A
 1.24%, due 7/21/03........    15,000,000          15,000,000
National City Bank
 1.41%, due 2/26/04
 (a)(b)....................    10,000,000          10,006,630
                                               --------------
                                                   50,006,630
                                               --------------
BANKER'S ACCEPTANCES (2.6%)
Bank of America Corp.
 1.24%, due 8/27/03........     4,583,305           4,564,677
Wachovia Corp.
 1.20%, due 7/2/03-9/8/03..    20,000,000          19,936,000
 1.25%, due 8/26/03 (a)....    10,000,000           9,959,375
                                               --------------
                                                   34,460,052
                                               --------------
CERTIFICATES OF DEPOSIT (3.8%)
State Street Corp.
 1.23%, due 5/13/03 (a)....    10,000,000          10,000,000
SunTrust Banks, Inc.
 1.33%, due 2/4/04 (a).....    20,000,000          20,000,000
Wells Fargo & Co.
 1.25%, due 5/1/03 (a).....    20,000,000          20,000,000
                                               --------------
                                                   50,000,000
                                               --------------

                              PRINCIPAL          AMORTIZED
                                AMOUNT              COST
                             -----------------------------
COMMERCIAL PAPER (41.9%)
American Express Credit
 Corp.
 1.23%, due 5/12/03........  $ 15,000,000      $   14,994,363
Archer Daniels Midland Co.
 1.25%, due 7/29/03 (c)....    15,000,000          14,953,646
Barton Capital Corp.
 1.26%, due 5/5/03 (c).....    10,000,000           9,998,600
Blue Ridge Asset Funding
 1.24%, due 5/6/03 (c).....    15,000,000          14,997,417
 1.26%, due 6/9/03 (c).....    10,000,000           9,986,350
Bristol Myers Squibb
 1.21%, due 8/18/03 (c)....    15,000,000          14,945,046
Caterpillar Inc.
 1.25%, due 6/11/03........     9,010,000           8,997,173
CIESCO LP
 1.25%, due 6/24/03........    15,000,000          14,971,875
Citicorp
 1.26%, due 5/5/03.........    25,000,000          24,996,500
Edison Asset Securitization
 1.26%, due 6/20/03........    20,000,000          19,965,000
Falcon Asset Securitization
 1.25%, due 6/2/03 (c).....    15,000,000          14,983,333
FCAR Owner Trust
 1.30%, due 5/8/03.........    20,000,000          19,994,944
Govco, Inc.
 1.25%, due 5/21/03 (c)....    20,000,000          19,986,111
HBOS Treasury Services PLC
 1.245%, due
 5/6/03-7/24/03............    29,000,000          28,940,350
Johnson & Johnson Co.
 1.27%, due 5/1/03 (c).....    15,000,000          15,000,000
Kimberly-Clark Corp.
 1.21%, due 5/12/03 (c)....    17,700,000          17,693,456
Kitty Hawk, Inc.
 1.26%, due 5/19/03 (c)....    20,000,000          19,987,400
Liberty Corp.
 1.26%, due 5/9/03-5/23/03
 (c).......................    25,000,000          24,985,650
Market Street Funding Corp.
 1.26%, due 5/15/03 (c)....    10,000,000           9,995,100
Marshall & Ilsley Corp.
 1.24%, due 5/28/03........    10,000,000           9,990,700
McGraw Hill Inc.
 1.29%, due 07/11/03.......    20,989,000          20,935,600
Montauk Funding Corp.
 1.25%, due 5/2/03 (c).....     8,032,000           8,031,721
Morgan Stanley
 1.25%, due 12/15/03 (a)...    10,000,000          10,000,000
Nordstrom, Inc.
 1.24%, due 5/30/03........    15,000,000          14,985,017
Park Avenue Receivables
 Corp.
 1.26%, due 6/3/03 (c).....    15,000,000          14,982,675
Pennine Funding LLC
 1.21%, due 5/14/03 (c)....    15,000,000          14,993,446
 1.26%, due 5/7/03 (c).....    20,000,000          19,995,800

+ Percentages indicated are based on Fund net assets.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

PRIME CASH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2003 (Unaudited)

             SHORT-TERM INVESTMENTS (CONTINUED)

                                PRINCIPAL      AMORTIZED
                                  AMOUNT         COST
                             --------------------------------
COMMERCIAL PAPER (CONTINUED)
Pitney Bowes Inc.
 1.22%, due 5/27/03........  $ 15,000,000      $   14,986,783
Sheffield Receivables Corp.
 1.26%, due 5/15/03 (c)....    10,000,000           9,995,100
Society General
 1.24%, due 5/2/03.........    20,000,000          19,999,314
Three Pillars
 1.26%, due 5/15/03 (c)....    10,000,000           9,995,100
Variable Funding Capital
 Corp.
 1.24%, due 8/6/03
 (a)(b)(c).................    20,000,000          20,000,000
 1.26%, due 5/20/03 (c)....    10,000,000           9,993,350
World Omni Vehicle Leasing,
 Inc.
 1.25%, due 5/16/03 (c)....    20,000,000          19,989,583
 1.29%, due 5/22/03 (c)....    10,000,000           9,992,475
                                               --------------
                                                  549,238,978
                                               --------------
CORPORATE BONDS (7.0%)
Abbott Laboratories
 5.60%, due 10/1/03 (a)....     4,610,000           4,692,557
American Express Credit
 Corp.
 1.39%, due 11/17/03
 (a)(b)....................    15,000,000          15,008,328
Associates Corp.
 5.75%, due 11/1/03 (a)....     5,370,000           5,489,250
 5.80%, due 4/20/04 (a)....    10,000,000          10,421,834
Bank of America Corp.
 6.875%, due 6/1/03 (a)....     5,500,000           5,521,318
Citigroup, Inc.
 5.70%, due 2/6/04 (a).....    10,000,000          10,320,369
Interamericas Development
 Bank
 7.00%, due 6/16/03 (a)....     4,000,000           4,024,194
Morgan Stanley
 5.625%, due 1/20/04 (a)...    15,000,000          15,447,567
Pepsi Bottling Holdings,
 Inc.
 5.375%, due 2/17/04 (a)...    10,125,000          10,440,972
Procter & Gamble Co.
 5.25%, due 9/15/03 (a)....    10,845,000          10,997,859
                                               --------------
                                                   92,364,248
                                               --------------
FEDERAL AGENCIES (6.5%)
Fannie Mae (Discount Notes)
 1.26%, due 6/25/03........    20,000,000          19,961,500
 1.32%, due 5/14/03........    10,000,000           9,995,233
 1.50%, due 5/2/03.........    10,000,000           9,999,583
 1.76%, due 8/22/03........     5,000,000           4,972,378
Federal Farm Credit Bank
 3.125%, due 10/1/03 (a)...     5,000,000           5,028,415

                               PRINCIPAL         AMORTIZED
                                AMOUNT             COST
                             --------------------------------
FEDERAL AGENCIES (CONTINUED)
Federal Farm Credit Bank (Continued)
(Discount Notes)
 1.43%, due 11/7/03........  $  5,000,000      $    4,962,264
 1.46%, due 9/24/03........     5,000,000           4,970,394
 1.70%, due 7/25/03........     5,652,000           5,629,314
Federal Home Loan Bank
 1.425%, due 3/8/04 (a)....    10,000,000          10,000,000
 1.875%, due 7/17/03 (a)...    10,000,000          10,011,672
                                               --------------
                                                   85,530,753
                                               --------------
MEDIUM-TERM NOTES (11.3%)
Bank of America Corp.
 5.75%, due 3/1/04 (a).....    13,156,000          13,627,916
Chase Manhattan Corp.
 1.41%, due 9/15/03
 (a)(b)....................     1,500,000           1,500,842
Credit Suisse First Boston
 1.45%, due 8/25/03
 (a)(b)....................    15,000,000          15,013,558
 1.56%, due 3/19/04
 (a)(b)....................    15,000,000          15,022,682
Deutsche Bank Financial
 1.45%, due 1/16/04
 (a)(b)....................    17,000,000          17,015,178
General Electric Capital
 Corp.
 1.32%, due 1/28/04
 (a)(b)....................    15,000,000          15,005,716
 1.39%, due 7/28/03
 (a)(b)....................    10,000,000          10,000,727
 5.88%, due 5/19/03 (a)....     3,500,000           3,506,260
Goldman Sachs Group, Inc.
 1.74%, due 3/8/04 (a)(b)..    20,000,000          20,067,005
Merrill Lynch & Co.
 1.315%, due 5/30/03
 (a)(b)....................     5,000,000           4,999,996
 1.46%, due 1/14/04
 (a)(b)....................     7,500,000           7,511,490
 1.62%, due 3/1/04 (a)(b)..    25,000,000          25,047,056
                                               --------------
                                                  148,318,426
                                               --------------
UNITED STATE TREASURY NOTE (1.2%)
3.00%, due 11/30/03 (a)....    15,000,000          15,135,007
                                               --------------
YANKEE CD (2.9%)
Deutsche Bank Financial
 1.33%, due 2/23/04 (a)....    20,000,000          20,000,000
Nordea Bank Finland NY
 1.29%, due 11/24/03
 (a)(b)....................     7,500,000           7,499,886
Rabobank Nederland NV NY
 1.28%, due 3/12/04
 (a)(b)....................    10,000,000           9,999,137
                                               --------------
                                                   37,499,023
                                               --------------
Total Investments in
 Securities
 (Amortized Cost
 $1,087,042,192)...........                     1,087,042,192
                                               --------------

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

             SHORT-TERM INVESTMENTS (CONTINUED)

                               PRINCIPAL        AMORTIZED
                                AMOUNT            COST
                             --------------------------------
REPURCHASE AGREEMENTS (17.1%)
ABN AMRO Bank NV
 1.33%, date 4/30/03, due
 5/1/03
 Proceeds at maturity
 $60,002,217 (a)
 (Collateralized by
 $99,863,091 Freddie Mac
   5.50%-9.50%,
   due 5/1/17-8/1/30 Market
   Value including accrued
   interest $61,200,000)...  $ 60,000,000      $   60,000,000
Wachovia
 1.33%, dated 4/30/03, due
 5/1/03
 Proceeds at maturity
 $51,001,847 (a)
 (Collateralized by
 $39,217,000 Fannie Mae
   2.58%-6.25%,
   due 9/15/04-5/15/29
   Market Value
   including accrued
   interest $41,487,452)
 $8,396,000 Federal Home
 Loan Bank
   (zero coupon),
   due 5/16/03-6/4/03
   Market Value $8,390,444
 $1,100,000 Freddie Mac
   4.30%,
   due 5/31/05
   Market Value including
   accrued interest
   $1,122,458..............    50,000,000          50,000,000

                               PRINCIPAL       AMORTIZED
                                 AMOUNT          COST
                             --------------------------------
REPURCHASE AGREEMENTS (CONTINUED)
Goldman Sachs & Co.
 1.31%, dated 4/30/03,
 due 5/1/03
 Proceeds at maturity
 $114,327,160 (a)
 (Collateralized by
 $46,255,000 Fannie Mae
   0.00%-5.80%,
   due 6/24/03-2/28/13
   Market Value
   including accrued
   interest $46,978,735)
 $49,840,000 Federal Home
   Loan Bank
   0.00%-7.00%,
   due 7/1/03-10/14/08
   Market Value including
   accrued interest
   $51,832,793
 $17,297,000 Freddie Mac
   3.03%-5.75%,
   due 6/15/03-4/28/06
   Market Value including
   accrued interest
   $17,798,476.............  $114,323,000      $  114,323,000
                                               --------------
Total Investments in
 Repurchase Agreements
 (Amortized Cost
 $224,323,000).............                       224,323,000
                                               --------------
Total Short-Term
 Investments
 (Amortized Cost
 $1,311,365,192) (d).......         100.0%      1,311,365,192
Cash and Other Assets
 Less Liabilities..........           0.0(e)          449,654
                             ------------      --------------
Net Assets.................         100.0%     $1,311,814,846
                             ------------       -------------
                             ------------       -------------

------------
(a) Coupon interest bearing security.
(b) Floating rate. Rate shown is the rate in effect at April 30, 2003.
(c) May be sold to institutional investors only.
(d) The cost stated also represents the aggregate cost for federal income tax purposes.
(e)  Less than one tenth of a percent.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

PRIME CASH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
April 30, 2003 (Unaudited)

The table below sets forth the diversification of Prime Cash Fund investments by industry.
INDUSTRY DIVERSIFICATION

                               AMORTIZED
                                  COST        PERCENT +
                             --------------------------
Banks -- Commercial
  Banks...................   $  192,376,059      14.6%
Banks -- Money Center
  Banks...................      101,922,473       7.8
Banks -- Super Regional
  Banks...................       24,564,676       1.9
Banks -- Supranational
  Banks...................        4,024,194       0.3
Beverages.................       10,440,973       0.8
Corporate Loans...........       24,983,767       1.9
Cosmetics and
  Toiletries..............       28,691,315       2.2
Diversified Financial
  Services................       44,423,786       3.4
Finance -- Auto Loans.....       54,471,133       4.2
Finance -- Credit Card....       30,002,690       2.3
Finance -- Financial
  Assets..................        9,995,100       0.8
Finance -- Investment
  Bank/Broker.............      113,109,355       8.6
Finance -- Other
  services................       28,983,284       2.2
Finance -- Receivables....      189,853,027      14.5
Finance -- Securities.....       34,989,246       2.7
Food -- Flour & Grain.....       14,953,646       1.1
Insurance.................        8,031,721       0.6
Medical -- Drugs..........       19,637,603       1.5
Medical -- Products.......       15,000,000       1.1
Multimedia................       20,935,601       1.6
Office Automation
  Equipment...............       14,986,783       1.1
U.S. Government & Federal
  Agencies................      324,988,760      24.8
                             --------------     -----
                              1,311,365,192     100.0
Cash and Other Assets Less
  Liabilities.............          449,654       0.0(a)
                             --------------     -----
Net Assets................   $1,311,814,846     100.0%
                             ==============     =====

------------
 +  Percentages indicated are based on Fund net assets.
(a) Less than one tenth of a percent.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

PRIME CASH FUND

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2003 (Unaudited)

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2003 (Unaudited)


ASSETS:
 Investments in securities, at value (amortized
   cost $1,087,042,192).........................  $1,087,042,192
 Investments in repurchase agreements, at value
   (amortized cost $224,323,000)................     224,323,000
 Cash...........................................           4,989
 Receivables:
   Interest.....................................       1,926,593
                                                  --------------
       Total assets.............................   1,313,296,774
                                                  --------------
LIABILITIES:
 Payables:
   Manager......................................          56,657
 Accrued expenses...............................          14,186
 Dividend payable...............................       1,411,085
                                                  --------------
       Total liabilities........................       1,481,928
                                                  --------------
 Net assets:....................................  $1,311,814,846
                                                  ==============
COMPOSITION OF NET ASSETS:
 Capital shares; 12 billion shares authorized
   for each class of shares.....................  $1,311,795,150
 Accumulated undistributed net realized gain on
   investments..................................          19,696
                                                  --------------
 Net assets.....................................  $1,311,814,846
                                                  ==============
Institutional Class
 Net asset applicable to outstanding shares.....  $1,234,493,470
                                                  ==============
 Shares of beneficial interest issued and
   outstanding..................................   1,234,474,730
                                                  ==============
 Net asset value per share outstanding..........  $         1.00
                                                  ==============
Service Class
 Net asset applicable to outstanding shares.....  $   77,321,376
                                                  ==============
 Shares of beneficial interest issued and
   outstanding..................................      77,320,420
                                                  ==============
 Net asset value per share outstanding..........  $         1.00
                                                  ==============


INVESTMENT INCOME:
 Income:
   Interest........................................  $11,702,899
                                                     -----------
 Expense:
   Manager.........................................    1,621,594
   Service Class...................................      100,381
   Trustees........................................       11,420
                                                     -----------
       Total expenses before waiver................    1,733,395
   Expense waiver from Manager.....................   (1,198,835)
                                                     -----------
       Net expenses................................      534,560
                                                     -----------
 Net investment income.............................   11,168,339
                                                     -----------
REALIZED GAIN ON INVESTMENTS:
 Net realized gain on investment...................       19,696
                                                     -----------
 Net increase in net assets resulting from
   operations......................................  $11,188,035
                                                     ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

PRIME CASH FUND
STATEMENT OF CHANGES IN NET ASSETS
For the six months ended April 30, 2003 (Unaudited) and the year ended October 31, 2002

                                                                    2003              2002
                                                              ----------------   ---------------
INCREASE IN NET ASSETS:
  Operation:
    Net Investment Income...................................  $    11,168,339    $    15,418,301
    Net realized gain on investments........................           19,696             11,146
                                                              ---------------    ---------------
    Net increase in net assets resulting from operations....       11,188,035         15,429,447
                                                              ---------------    ---------------
  Dividends and distributions to shareholders:
    From net investment income:
      Institutional Class...................................      (10,734,754)       (14,952,172)
      Service Class.........................................         (433,585)          (466,129)
    From net realized gain on investments:
      Institutional Class...................................          (11,146)              (134)
                                                              ---------------    ---------------
        Total dividends and distributions to shareholders...      (11,179,485)       (15,418,435)
                                                              ---------------    ---------------
  Capital share transactions:
    Net proceeds from sale of shares:
      Institutional Class...................................    3,474,702,805      5,289,440,216
      Service Class.........................................      413,065,148      1,314,801,783
    Net asset value of shares issued to shareholders in
      reinvestment of dividends and distributions:
      Institutional Class...................................        2,607,529          3,032,370
      Service Class.........................................              345                860
                                                              ---------------    ---------------
                                                                3,890,375,827      6,607,275,229
    Cost of shares redeemed:
      Institutional Class...................................   (3,382,578,979)    (4,600,026,545)
      Service Class.........................................     (408,797,677)    (1,241,850,413)
                                                              ---------------    ---------------
      Increase in net assets derived from capital share
        transactions........................................       98,999,171        765,398,271
                                                              ---------------    ---------------
      Net increase in net assets............................       99,007,721        765,409,283
NET ASSETS:
  Beginning of period.......................................    1,212,807,125        447,397,842
                                                              ---------------    ---------------
  End of period.............................................  $ 1,311,814,846    $ 1,212,807,125
                                                              ===============    ===============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

PRIME CASH FUND
FINANCIAL HIGHLIGHTS
(Selected per share data and ratios)

                          INSTITUTIONAL      SERVICE      INSTITUTIONAL      SERVICE    INSTITUTIONAL         SERVICE
                              CLASS           CLASS           CLASS           CLASS         CLASS              CLASS
                          -------------      -------      -------------      -------   ----------------   ----------------
                                                                                        MAY 24, 2001*     AUGUST 15, 2001*
                               SIX MONTHS ENDED                   YEAR ENDED               THROUGH            THROUGH
                               APRIL 30, 2003**                OCTOBER 31, 2002        OCTOBER 31, 2001   OCTOBER 31, 2001
                          --------------------------      --------------------------   ----------------   ----------------
Net asset value at
 beginning of period....   $     1.00        $  1.00       $     1.00        $  1.00       $   1.00            $1.00
                           ----------        -------       ----------        -------       --------            -----
Net investment income...         0.01           0.01             0.02           0.02           0.02             0.01
Net realized gain on
 investments............         0.00(a)          --             0.00(a)          --             --               --
                           ----------        -------       ----------        -------       --------            -----
Total from investment
 operations.............         0.01           0.01             0.02           0.02           0.02             0.01
Less dividends and
 distributions:
 From net investment
   income...............        (0.01)         (0.01)           (0.02)         (0.02)         (0.02)           (0.01)
 From net realized gain
   on investments.......        (0.00)(a)         --            (0.00)(a)         --             --               --
                           ----------        -------       ----------        -------       --------            -----
Total dividends and
 distributions..........        (0.01)         (0.01)           (0.02)         (0.02)         (0.02)           (0.01)
                           ----------        -------       ----------        -------       --------            -----
Net asset value at end
 of period..............   $     1.00        $  1.00       $     1.00        $  1.00       $   1.00            $1.00
                           ==========        =======       ==========        =======       ========            =====
Total investment
 return:................         0.67%          0.54%            1.91%          1.65%          1.56%(b)         0.65%(b)
Ratios (to average net
 assets)/Supplemental
 Data:
 Net investment income..         1.33%+         1.08%+           1.88%          1.63%          3.47%+           3.00%+
 Net expenses...........         0.05%+         0.30%+           0.05%          0.30%          0.13%+           0.31%+
 Expenses (before
   waiver)..............         0.19%+         0.44%+           0.20%          0.45%          0.21%+           0.46%+
Net assets at end of
 period (in 000's)......   $1,234,493        $77,321       $1,139,755        $73,053       $447,297             $100

------------

 *   Commencement of investment operations.
**   Unaudited
 +   Annualized.
(a)  Less than one cent per share.
(b)  Total return is not annualized.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
NOTE 1-- Organization and Business:
--------------------------------------------------------------------------------

New York Life Investment Management Institutional Funds (the "Trust") was established in the state of Delaware on February 22, 2001 and commenced investment operations on May 24, 2001. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, ("1940 Act"). As of April 30, 2003, the Trust has one portfolio: the New York Life Investment Management Institutional Prime Cash Fund (the "Fund"). The U.S. Government Cash Fund and the Treasury Cash Fund, formerly portfolios of the Trust, ceased operations on January 10, 2003 and January 30, 2003, respectively.

The Fund currently offers two classes of shares: Institutional Class shares and Service Class shares. The Trust has adopted a Shareholder Services Plan with respect to the Service Class shares. Under the terms of the Shareholder Services Plan, the Fund's Service Class pays a fee at an annual rate of 0.25% of the average daily net assets of the outstanding shares of the Service Class.

The investment objective of the Fund is to seek a high level of current income while preserving capital and maintaining liquidity.

--------------------------------------------------------------------------------
NOTE 2--Significant Accounting Policies:
--------------------------------------------------------------------------------

The following is a summary of significant accounting policies followed by the
Trust:

VALUATION OF FUND SHARES. The Fund seeks to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so on a continuous basis, and it has adopted certain investment, portfolio and dividend and distribution policies designed to enable it to do so.

SECURITIES VALUATION. Securities are valued at their amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date.

REPURCHASE AGREEMENTS. The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, will be equal to or exceed the value of the repurchase agreement and, in the case of repurchase agreements exceeding one day, the value of the underlying security, including accrued interest, is required during the term of the agreement to be equal to or exceed the value of the repurchase agreement. In the case of repurchase agreements exceeding one day, the market value of the underlying securities is monitored by the Adviser by pricing them daily.

Each Fund may enter into repurchase agreements to earn income. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement.

FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of the Fund within the allowable time limits. Therefore, no federal income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are recorded on the ex-dividend date. Dividends are declared daily and paid monthly, and capital gain distributions, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

SECURITY TRANSACTIONS AND INVESTMENT INCOME. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Interest income is accrued daily and discounts and premiums on securities purchased for each Fund are

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

accreted and amortized, respectively, on the constant yield method over the life of the respective securities.

EXPENSES. Expenses, except the fee of the Manager, Service Fees and Trustees Fees, will be borne by New York Life Investment Management LLC ("NYLIM" or the "Manager").

The investment income and expenses (other than expenses incurred under the Shareholder Services Plan), and realized and unrealized gains and losses on investments of the Fund are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or expenses and realized and unrealized gains and losses are incurred.

USE OF ESTIMATES. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
NOTE 3--Fees and Related Party Policies:
--------------------------------------------------------------------------------

MANAGER. NYLIM (the "Manager"), an indirect wholly-owned subsidiary of New York Life Insurance Company ("New York Life") serves as manager and provides management services to the Trust under a Management Agreement. The Fund is advised by NYLIM directly, without a subadvisor.

The Trust, on behalf of the Fund, pays the Manager a monthly fee for the services performed and facilities furnished at an annual rate of the average daily net assets of the Fund as shown in the chart below.

             FUND NET ASSETS                          PERCENTAGE OF
             UNDER MANAGEMENT                    AVERAGE DAILY NET ASSETS
------------------------------------------       ------------------------
Less than $1 billion......................                0.20%
$1 billion and less than $2 billion.......                0.18%
$2 billion and less than $3 billion.......                0.16%
$3 billion and less than $4 billion.......                0.14%
$4 billion and over.......................                0.12%

For the six months ended April 30, 2003, the Manager voluntarily agreed to reduce the Management Fee payable to an annual percentage of 0.05% of the Fund's average daily net assets.

In connection with the voluntary expense waiver, the Manager assumed the following for the six months ended April 30, 2003:

Prime Cash Fund...........................      $1,198,835

This voluntary expense waiver will remain in effect until such time the Manager reinstates the fees.

DISTRIBUTOR. NYLIFE Distributors Inc. ("NYLIFE Distributors"), serves as the Trust's distributor and principal underwriter (the "Distributor") pursuant to a Distribution Agreement. The Distributor is not obligated to sell any specific amount of the Trust's shares, and receives no compensation from the Trust pursuant to the Distribution Agreement.

SERVICE FEES. In accordance with the Shareholder Services Plan with respect to the Service Class shares, the Manager has agreed to provide, through its affiliates or independent third parties, various shareholder and administrative support services to Service Class shareholders. For its services, the Manager is entitled to a Shareholder Service Fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class of the Fund.

TRANSFER, DIVIDEND DISBURSING AND SHAREHOLDER SERVICING AGENT. NYLIM Service Company LLC ("NYLIM Service"), an affiliate of NYLIM and an indirect wholly-owned subsidiary of New York Life, acts as the

Funds' transfer, dividend disbursing and shareholder servicing agent. NYLIM Service provides customer service, is responsible for preparing and sending statements, confirms and checks, and keeps certain financial and accounting records. NYLIM Service is paid by the Manager a per account fee and out-of-pocket expenses incurred by each Fund. NYLIM Service has entered into an agreement with Boston Financial Data Services ("BFDS") by which BFDS will perform certain of the services for which NYLIM Service is responsible.

TRUSTEES FEES. Trustees, other than those affiliated with the Manager, or New York Life Investment Management Holdings LLC, are paid an annual retainer of $32,000 and $1,350 for each Board of Trustees and committee meeting attended plus reimbursement for travel and out-of-pocket expenses. The Trustees have voluntarily agreed to waive the annual retainer of $32,000 and $1,350 for each committee meeting. The voluntary Trustees waiver will remain in effect until such time the Trustees approve reinstatement of the fees.

CAPITAL. The Trust has been advised that at April 30, 2003 affiliates of NYLIM and New York Life owned a significant number of shares of the Funds with the following market values:

Prime Cash Fund...........................      $717,083,000

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

                         NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

--------------------------------------------------------------------------------
NOTE 4--Capital Share Transactions (in 000's):
--------------------------------------------------------------------------------

Transactions in capital shares were as follows:

                                                                                     Prime Cash Fund
                                                              --------------------------------------------------------------
                                                              Institutional   Service     Institutional         Service
                                                                  Class        Class          Class              Class
                                                              -------------   --------   ----------------   ----------------
                                                                  Six Months Ended                   Year Ended
                                                                   April 30, 2003                 October 31, 2002
                                                              --------------------------------------------------------------
Shares sold                                                     3,474,703      413,065       5,289,440          1,314,802
Shares issued in reinvestment of dividends and distributions        2,608           --(a)         3,032                 1
                                                              --------------------------------------------------------------
                                                                3,477,311      413,065       5,292,472          1,314,803
Shares redeemed                                                (3,382,579)    (408,798)     (4,600,026)        (1,241,851)
                                                              --------------------------------------------------------------
Net increase                                                       94,732        4,267         692,446             72,952
                                                              ==============================================================

------------
(a) Less than one thousand shares.

 OFFICERS AND TRUSTEES*
 STEPHEN C. ROUSSIN
 Chairman, President, and Trustee
 PATRICK G. BOYLE
 Trustee
 LAWRENCE GLACKEN
 Trustee
 SUSAN B. KERLEY
 Trustee
 PETER MEENAN
 Trustee
 ROBERT P. MULHEARN
 Trustee
 PAUL CUNNINGHAM
 Senior Vice President
 RICHARD W. ZUCCARO
 Tax Vice President
 PATRICK J. FARRELL
 Treasurer, Chief Financial Officer, and Assistant Secretary

 INVESTMENT ADVISOR
 New York Life Investment Management LLC
 DISTRIBUTOR
 NYLIFE Distributors Inc.
 TRANSFER AGENT
 NYLIM Service Company LLC
 CUSTODIAN
 The Bank of New York
 INDEPENDENT ACCOUNTANTS
 PricewaterhouseCoopers LLP
 LEGAL COUNSEL
 Dechert LLP

 The financial information included herein is taken from the records of the Fund without examination by the Fund's independent accountants, who do not express an opinion thereon.

 * As of April 30, 2003.

   This is a copy of a report to shareholders of one or more of the series mutual funds of New York Life Investment Management Institutional Funds. Distribution of this report to persons other than these shareholders is authorized only when accompanied or preceded by a current New York Life Investment Management Institutional Funds prospectus. This report does not represent an offer to sell or a solicitation to buy any securities.










(NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO)


Distributed by NYLIFE Distributors Inc.,
NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054



















IF10-06/03                                                          NYLIM-AO3532

ITEM 2. CODE OF ETHICS.

            Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

            Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of chief executive officer and chief financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)(2) Certifications of chief executive officer and chief financial officer as required by Section 906 of the Sarbanes-Oxley Act of 202.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

By:      /s/ Stephen C. Roussin
         STEPHEN C. ROUSSIN
         PRESIDENT

Date:      July 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/Stephen C. Roussin
      STEPHEN C. ROUSSIN
      PRESIDENT

Date: July 3, 2003

By:   /s/Patrick J. Farrell
      PATRICK J. FARRELL
      CHIEF FINANCIAL OFFICER

Date: July 3, 2003


                                 EXHIBIT INDEX

      (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

      (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.